Property, Plant and Equipment, Net (Details Narrative)	3 Months Ended			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Depreciation				$ 2,189,863	$ 1,387,698	$ 1,179,814
Loss from disposition of fixed assets				1,036,304
Impairment of fixed assets				281,680
Property plant and equipment additional amount			$ 22,300,000
Payment for capital expenditure			17,900,000	8,606,966	$ 13,572,260	$ 2,413,172
Subsequent Event [Member]
Property plant and equipment additional amount	$ 4,400,000
RMB [Member] | Subsequent Event [Member]
Property plant and equipment additional amount | ¥		¥ 31,500,000
Property and Equipment [Member]
Collateralized Financings			8,178,279	8,178,279
Bank Of Communications [Member]
Collateralized Financings			2,900,000	2,900,000
Cathay Bank [Membeer]
Collateralized Financings			$ 900,000	900,000
Equipment and Machinery [Member]
Depreciation				$ 1,200,000
Warehouse Construction [Member] | Subsequent Event [Member]
Property plant and equipment additional amount	$ 22,300,000